UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	3/31/2010

FORM N-CSR

Item 1.    Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
34	Financial Highlights
38	Notes to Financial Statements
47	Report of Independent Registered Public Accounting Firm
48	Important Tax Information
48	Proxy Results
49	Board Members Information
51	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Short-Intermediate
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Short-Intermediate Municipal Bond Fund, covering the 12-month period from April 1, 2009, through March 31, 2010.

The municipal markets continued to show resiliency despite budgetary constraints and revenue shortfalls, due in part to the American Recovery and Reinvestment Act of 2009’s positive impact on credit conditions and supply-and-demand factors. In addition, taxable-equivalent yield differences — which have been favorable to municipals for most of the past 10 years — along with near-zero percent yields on money market funds have also helped buoy demand for municipal securities through this recent market cycle.

Considering the political risk that potentially might affect many investors, we believe tax efficiency will be an important consideration for investors over the next few years.As for the municipal bond market outlook, we believe there will be challenges faced by lower-rated municipalities, but that the overall market remains solvent and sound. With that said, investors may benefit from active management processes that employ fundamental and independent credit analysis of the securities in which they invest. If you have questions about municipals, talk to your financial advisor, who can help you navigate through the current market environment and recommend appropriate ways to seek potential opportunities while maintaining your long-term goals within the appropriate level of risk you’re willing to accept.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009, through March 31, 2010, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended March 31, 2010, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 2.43%, Class B Shares returned 3.95%, Class D shares returned 4.98% and Class I shares returned 5.03%.1 In comparison, the fund’s benchmark, the Barclays Capital 3-Year Municipal Bond Index (the “Index”), produced a total return of 3.68% for the reporting period.2 Municipal bonds generally rallied over the reporting period amid an economic recovery, mending credit markets and robust demand for a limited supply of tax-exempt securities.

On a separate note, on November 2, 2009, James Welch became the fund’s primary portfolio manager.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, but may continue to hold bonds which are subsequently downgraded to below investment grade.The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded with U.S. Economy

The reporting period began in the wake of a global credit crisis and the deepest and most prolonged recession since the 1930s. Although the U.S. economy began to rebound at the start of the reporting period and returned to growth during the third and fourth quarters of 2009, the pace of economic improvement proved to be slower than historical averages. Unemployment rates remained stubbornly high despite an increase in manufacturing activity and an apparent bottoming of housing prices.

The municipal bond rally during the reporting period was fueled by changing investor sentiment while government and monetary authorities’ aggressive remedial measures gained traction. The American Recovery and Reinvestment Act of 2009 helped revive economic activity, historically low interest rates encouraged borrowing among businesses and consumers, and massive purchases of mortgage- and asset-backed securities by the U.S. government bolstered the credit markets. In addition, the municipal bond market was supported by favorable supply-and-demand dynamics. Issuance of new tax-exempt bonds moderated significantly due to the federally subsidized Build America Bonds program, a part of the economic stimulus program that shifted a substantial portion of new issuance to the taxable bond market. Meanwhile, demand for tax-exempt securities in the short-intermediate maturity range intensified as investors sought alternatives to low yielding money market funds.

Despite evidence of economic improvement nationally, most states have continued to struggle with budget shortfalls as tax revenues declined and demand for services intensified. In light of the sub-par economic recovery, the Federal Reserve Board left short-term interest rates unchanged throughout the reporting period in a historically low range between 0% and 0.25%.

In this environment, yields of longer-term municipal bonds continued to trend downward.Performance was particularly strong among lower-rated municipal bonds that had been punished severely during the downturn, while higher-quality securities generally lagged market averages.

Security Selection Strategy Bolstered Fund Returns

The fund benefited over the reporting period from its emphasis on municipal bonds with maturities between three and four years. Due to steep yield differences along the market’s short-intermediate maturity spectrum, these bonds gained significant value as they moved closer to final maturity.We focused primarily on higher-quality bonds backed by revenues from essential services such as airports, highways, water facilities and sewer facilities. Conversely, we maintained underweighted exposure to general obligation bonds issued by state and local governments.

Supply-and-Demand Factors May Remain Favorable

Although municipal bonds appeared to be fairly valued relative to U.S. Treasury securities as of the reporting period’s end, we remain optimistic regarding their long-term prospects. Demand seems likely to stay at robust levels as investors grow increasingly concerned regarding potential increases in state and federal income taxes. In addition, the Build America Bonds program may be extended beyond its current expiration date at the end of this year, which could keep the supply of new tax-exempt bonds relatively low. Of course, we are prepared to adjust our strategies as market conditions change.

April 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided for the fund’s Class A and
Class I shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s Class A and Class I shares’ returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-
exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class D shares of Dreyfus Short-Intermediate Municipal Bond Fund on 3/31/00 to a $10,000 investment made in the Barclays Capital 3-Year Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in short-intermediate term municipal securities and maintains a portfolio with a weighted average maturity ranging between 2 and 3 years.The fund’s performance shown in the line graph takes into account fees and expenses. Performance for Class A, Class B and Class I shares will vary from the performance of Class D shares shown above due to differences in charges and expenses.The Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 3/31/10

	Inception
	Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (2.5%)	8/3/09	2.25%†††	3.03%†††	3.08%†††
without sales charge	8/3/09	4.89%†††	3.55%†††	3.34%†††
Class B shares
with applicable redemption charge†	3/12/03	–0.05%	2.22%	3.06%††,†††
without redemption	3/12/03	3.95%	2.58%	3.06%††,†††
Class D shares	4/30/87	4.98%	3.56%	3.35%
Class I shares	12/15/08	5.03%	3.60%†††	3.37%†††
Barclays Capital 3-Year
Municipal Bond Index		3.68%	4.25%	4.33%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class D shares.
††	Assumes the conversion of Class B shares to Class D shares at the end of the sixth year following the date of purchase.
†††	The total return performance figures presented for Class A, Class B and Class I shares of the fund reflect the performance of the fund’s Class D shares for periods prior to 8/3/09, 3/12/03 and 12/15/08 (the inception dates for Class A, Class B and Class I shares respectively), adjusted to reflect the applicable sales load for each share class.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010
	Class A	Class B	Class D	Class I
Expenses paid per $1,000†	$ 4.26	$ 9.05	$ 3.56	$ 2.96
Ending value (after expenses)	$1,009.10	$1,004.70	$1,009.70	$1,010.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010
	Class A	Class B	Class D	Class I
Expenses paid per $1,000†	$ 4.28	$ 9.10	$ 3.58	$ 2.97
Ending value (after expenses)	$1,020.69	$1,015.91	$1,021.39	$1,021.99

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.81% for Class B, .71% for Class D and .59% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2010

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.0%
Alabama Public School and College
Authority, Capital
Improvement Revenue	5.00	5/1/13	1,050,000	1,161,688
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,895,736
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,096,560
Alaska—.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,340,650
Arizona—1.6%
Regional Public Transportation
Authority, Transportation Excise
Tax Revenue (Maricopa County
Public Transportation Fund)	5.00	7/1/13	4,590,000	5,099,169
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/15/14	3,770,000	4,255,614
California—6.4%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,705,600
California Department of Water
Resources, Power Supply
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/1/12	4,175,000	4,529,708
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,527,045
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	4,225,000	4,566,633
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000	4,367,240

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority,
Revenue (Proposition 1A
Receivables Program)	5.00	6/15/13	11,010,000	11,825,731
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,696,800
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,276,060
Colorado—1.4%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	784,442
Denver City and County,
Airport System Revenue	5.00	11/15/11	3,000,000	3,186,720
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	2,000,000	2,124,480
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	4.00	9/1/10	1,000,000	1,007,320
Northwest Parkway Public Highway
Authority, Revenue (Prerefunded)	7.13	6/15/11	1,120,000 [a]	1,226,613
Connecticut—.2%
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/10	1,390,000	1,418,439
Delaware—.2%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	1,000,000	1,015,420
District of Columbia—1.0%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,644,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida—9.7%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	2,081,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000 [b]	5,844,905
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	788,047
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,552,138
Florida Department of
Transportation, Turnpike
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	3,645,000	3,954,060
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,023,420
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,700,764
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,834,568
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,805,125
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	6,031,019
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/14	3,175,000	3,466,655
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,097,430
Hillsborough County Industrial
Development Authority,
PCR (Tampa Electric
Company Project)	5.10	10/1/13	1,855,000	1,973,961

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,082,100
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,162,639
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/11	2,000,000	2,067,880
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/12	1,200,000	1,311,048
Orlando-Orange County Expressway
Authority, Revenue
(Insured; AMBAC)	5.00	7/1/12	3,870,000	4,172,518
Saint Petersburg,
Public Utility Revenue	5.00	10/1/12	2,320,000	2,533,486
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000	2,718,799
Sarasota County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/14	1,365,000	1,519,805
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,655,670
Georgia—2.0%
Fulton County Development
Authority, Revenue (Georgia
Tech Foundation Funding Student
Athletic Complex II Project)	5.75	11/1/13	1,095,000	1,178,767
Georgia,
GO	5.00	11/1/13	5,000,000	5,660,850
Georgia Municipal Association Inc.,
COP (Riverdale Public Purpose
Project) (Insured; Assured
Guaranty Municipal Corp.)	4.00	5/1/12	1,930,000	2,029,144

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	1/1/14	2,100,000	[a]	2,380,728
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	565,000		574,402
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000	[b]	6,025,794
Idaho—.3%
University of Idaho Regents,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	4.38	4/1/11	1,600,000		1,652,384
Illinois—2.3%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	[a]	3,049,083
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000		2,229,380
Illinois,
GO	5.00	1/1/14	7,300,000		7,976,491
Indiana—3.4%
Indiana Finance Authority,
Revenue (Trinity Health
Credit Group)	5.00	12/1/13	2,045,000		2,230,727
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.63	8/1/11	4,000,000		4,133,800
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	11/1/10	2,200,000		2,258,938
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	7/1/11	1,850,000		1,940,483

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana (continued)
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000	[a]	1,117,550
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	1/1/14	2,230,000		2,391,229
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000		3,328,500
Seymour,
EDR (Union Camp
Corporation Project)	6.25	7/1/12	2,420,000		2,582,842
Kansas—.6%
Wichita,
Hospital Facilities Revenue
(Via Christi Health System, Inc.)	4.00	11/15/12	1,000,000		1,058,460
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000		2,298,981
Louisiana—.2%
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000		1,178,297
Maryland—1.5%
Baltimore County,
GO (Consolidated
Public Improvement)	5.00	8/1/13	1,000,000		1,124,520
Maryland,
GO (State and Local Facilities
Loan) (Prerefunded)	5.00	8/1/13	4,130,000	[a]	4,641,955
Northeast Maryland Waste Disposal
Authority, Solid Waste
Revenue (Montgomery
County Solid Waste Disposal
System) (Insured; AMBAC)	5.50	4/1/12	3,000,000		3,200,760

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts—1.1%
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.25	7/1/13	2,100,000	2,367,036
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Prerefunded)	5.25	7/1/12	2,250,000 [a]	2,468,272
Massachusetts Health and Educational
Facilities Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,463,462
Michigan—3.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,401,844
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/12	3,000,000	3,186,030
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/12	4,285,000	4,607,960
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,525,245
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	6.25	9/1/14	2,500,000	2,815,600
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000	3,071,640
Minnesota—.8%
Saint Paul Independent School Distict
Number 625, GO School Building
Bonds (Minnesota School District
Credit Enhancement Program)	5.00	2/1/14	1,415,000	1,596,092

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Southern Minnesota Municipal
Power Agency, Power Supply
System Revenue	5.00	1/1/12	3,040,000		3,237,205
Nevada—.9%
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/14	1,000,000		1,114,710
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/15/14	2,650,000		3,003,563
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000		1,092,194
New Jersey—3.6%
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000		1,826,515
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	5,000,000		5,597,800
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000	[a]	4,537,880
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000		1,013,040
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/12	7,250,000	[a]	8,027,418
New Mexico—3.3%
Albuquerque,
Subordinate Lien Airport Revenue	5.00	7/1/12	3,000,000		3,208,260
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	1,800,000		1,800,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Mexico (continued)
New Mexico,
Severance Tax Bonds	4.00	7/1/14	10,080,000	11,059,070
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,312,030
New York—6.0%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,956,080
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	1,001,700
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/14	2,120,000	2,392,420
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/13	2,880,000	3,195,418
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	315,000	315,561
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	3,195,000	3,199,665
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000	4,624,734
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,427,020
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.50	5/15/10	1,800,000	1,811,394
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,000,000	2,157,180

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Housing
Finance Agency, Affordable
Housing Revenue	4.05	11/1/10	445,000	449,210
New York State Housing Finance
Agency, Affordable Housing
Revenue (Collateralized; SONYMA)	4.25	5/1/11	2,525,000	2,544,240
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)
(Collateralized; SONYMA)	4.40	2/15/11	2,000,000	2,013,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	3,982,814
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,029,060
North Carolina—1.2%
Charlotte,
GO	5.00	6/1/13	1,000,000	1,118,040
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,389,250
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina
Capital Improvements)	5.00	2/1/11	2,530,000	2,625,887
Ohio—1.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	4,086,240
Columbus City School District,
School Facilities Construction
and Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)
(Prerefunded)	5.00	6/1/13	4,000,000 [a]	4,460,920
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000	1,283,158
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,450,272

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oklahoma—1.1%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,716,520
Oregon—2.1%
Multnomah County,
GO	5.00	10/1/14	5,490,000	6,307,626
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000	6,201,970
Pennsylvania—6.1%
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,106,400
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/11	1,000,000	1,040,070
Indiana County Industrial
Development Authority, PCR
(Pennsylvania Electric Company
Project) (Insured; National
Public Finance Guarantee Corp.)	5.35	11/1/10	5,350,000	5,484,766
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,372,968
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,320,370
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of
Higher Education)	5.00	6/15/13	4,225,000	4,689,243
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,974,800
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,158,432
Philadelphia,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/11	2,860,000	2,985,697

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	735,000	781,996
Philadelphia School District,
GO	5.00	9/1/14	4,230,000 [b]	4,688,743
Rhode Island—.4%
Rhode Island Health and Educational
Building Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,000,000	2,074,520
South Carolina—3.5%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,929,446
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,086,320
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,119,560
South Carolina State Ports
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	7/1/13	3,700,000	3,723,347
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	11,067,100
Spartanburg,
Water System Revenue (Insured;
Assured Guaranty Municipal Corp.)	4.00	6/1/11	500,000	519,850
Tennessee—1.2%
Memphis,
Electric System
Subordinate Revenue	5.00	12/1/14	5,000,000	5,715,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee (continued)
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist
Le Bonheur Healthcare)	5.00	6/1/12	1,000,000	1,065,650
Texas—12.3%
Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,913,629
Allen Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/12	1,700,000	1,832,498
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,421,067
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/15	1,500,000	1,721,775
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,736,160
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,103,460
Houston Independent School
District, Limited Tax
Schoolhouse Bonds	5.00	2/15/15	4,000,000	4,569,320
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000 [b]	1,861,990
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,080,190
Lower Colorado River Authority,
Revenue	5.00	5/15/14	1,000,000	1,122,800

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	4,082,080
Mabank Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee
Program) (Prerefunded)	5.00	8/15/12	2,650,000 [a]	2,901,856
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000	2,073,320
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,675,746
Northside Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/14	2,685,000	3,046,750
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000	1,657,633
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	3,000,000	3,305,430
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000	3,429,720
Texas A&M University System
Board of Regents, Financing
System Revenue	5.00	5/15/14	4,835,000	5,495,219
Texas Public Finance Authority,
GO	5.00	10/1/13	4,000,000	4,508,440
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000	2,806,150

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects) (Insured; AMBAC)	5.00	2/1/13	4,190,000	4,615,369
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000	1,612,088
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,124,490
Texas Tech University
System Board of Regents,
Financing System
Improvement Revenue
(Insured; AMBAC)	5.00	2/15/12	1,785,000	1,917,251
Texas Transportation Commission,
State Highway Fund
First Tier Revenue	5.00	4/1/12	2,850,000	3,081,106
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,547,535
University of Houston Board of
Regents, Consolidated
System Revenue	5.00	2/15/13	2,285,000	2,521,406
Utah—.6%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,688,520
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	2,078,200
Virginia—6.0%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.38	1/1/12	2,280,000	2,286,726

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia (continued)
Loudoun County,
GO	5.00	7/1/14	1,500,000	1,718,340
Louisa Industrial Development
Authority, Solid Waste and
Sewage Disposal Revenue
(Virginia Electric and Power
Company Project)	4.25	4/1/11	3,000,000	3,000,000
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000	2,512,150
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000 [a]	2,236,510
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000	4,639,950
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,537,485
Virginia Public Building Authority,
Public Facilities Revenue	5.00	8/1/13	3,250,000	3,643,348
Virginia Public Building Authority,
Public Facilities Revenue	5.00	8/1/14	2,000,000	2,282,640
Virginia Public Building Authority,
Public Facilities Revenue	5.00	8/1/14	2,000,000	2,282,640
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000	4,443,245
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,411,202
Washington—3.3%
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	3,044,922
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/12	1,000,000	1,101,150

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000	2,651,640
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,902,436
Greater Wenatchee Regional Events
Center Public Facilities District,
Revenue and Special Tax BAN	5.25	12/1/11	3,000,000	3,049,440
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000	2,027,900
Washington,
Motor Vehicle Fuel Tax GO	5.00	1/1/13	5,150,000	5,681,429
Wisconsin—2.6%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/12	5,670,000 [a]	6,265,066
Wisconsin,
GO	5.00	5/1/13	2,405,000	2,666,808
Wisconsin,
Petroleum Inspection Fee Revenue	5.00	7/1/14	3,250,000	3,662,230
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,488,760
Wisconsin Health and
Educational Facilities
Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,000,000
U.S. Related—3.9%
Puerto Rico Commonwealth
Public Improvement GO	5.25	7/1/14	2,300,000	2,436,091
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.00	7/1/11	1,275,000	1,325,592

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	1,047,940
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000	5,293,850
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1,
LLC Projects)	4.75	10/1/11	2,885,000	2,887,972
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,860,813
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,277,150
Puerto Rico Municipal Finance
Agency, GO (Insured; Assured
Guaranty Municipal Corp.)	6.00	7/1/12	1,500,000	1,627,845
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000	1,067,800
Total Long-Term
Municipal Investments
(cost $568,211,071)				578,243,161

Short-Term Municipal
Investments—3.2%
Massachusetts—1.2%
Massachusetts,
GO Notes, BAN	2.50	6/24/10	5,450,000	5,477,850
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.27	4/1/10	2,000,000 [c]	2,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—.9%
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children’s
Hospital of Philadelphia
Project) (Liquidity Facility;
Wachovia Bank)	0.28	4/1/10	5,350,000	[c]	5,350,000
Utah—.9%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.28	4/1/10	5,000,000	[c]	5,000,000
Washington—.2%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.35	4/1/10	1,000,000	[c]	1,000,000
Total Short-Term Municipal Investments
(cost $18,828,776)					18,827,850

Total Investments (cost $587,039,847)			101.7%		597,071,011
Liabilities, Less Cash and Receivables			(1.7%)		(10,115,024)
Net Assets			100.0%		586,955,987

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Variable rate demand note—rate shown is the interest rate in effect at March 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	27.5
AA		Aa		AA	39.3
A		A		A	20.1
BBB		Baa		BBB	8.6
B		B		B	.2
F1		MIG1/P1		SP1/A1	2.8
Not Rated[d]		Not Rated[d]		Not Rated[d]	1.5
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 29

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			587,039,847	597,071,011
Interest receivable				7,274,699
Receivable for shares of Beneficial Interest subscribed				3,145,751
Prepaid expenses				59,137
				607,550,598
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				330,804
Cash overdraft due to Custodian				382,445
Payable for investment securities purchased				18,550,427
Payable for shares of Beneficial Interest redeemed				1,256,100
Accrued expenses				74,835
				20,594,611
Net Assets ($)				586,955,987
Composition of Net Assets ($):
Paid-in capital				583,673,403
Accumulated net realized gain (loss) on investments				(6,748,580)
Accumulated net unrealized appreciation
(depreciation) on investments				10,031,164
Net Assets ($)				586,955,987

Net Asset Value Per Share
	Class A	Class B	Class D	Class I
Net Assets ($)	33,245,747	420,575	526,370,150	26,919,515
Shares Outstanding	2,539,905	32,136	40,219,407	2,056,194
Net Asset Value Per Share ($)	13.09	13.09	13.09	13.09

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended March 31, 2010

Investment Income ($):
Interest Income	12,213,126
Expenses:
Management fee—Note 3(a)	2,118,502
Distribution fees—Note 3(b)	406,962
Shareholder servicing costs—Note 3(c)	200,779
Professional fees	97,176
Registration fees	92,805
Custodian fees—Note 3(c)	62,018
Prospectus and shareholders’ reports	21,107
Trustees’ fees and expenses—Note 3(d)	18,942
Loan commitment fees—Note 2	7,810
Miscellaneous	43,410
Total Expenses	3,069,511
Less—reduction expenses due to undertaking—Note 3(a)	(349)
Less—reduction in fees due to earnings credits—Note 1(b)	(335)
Net Expenses	3,068,827
Investment Income—Net	9,144,299
Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	248,811
Net unrealized appreciation (depreciation) on investments	8,334,983
Net Realized and Unrealized Gain (Loss) on Investments	8,583,794
Net Increase in Net Assets Resulting from Operations	17,728,093

See notes to financial statements.

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2010[a]	2009[b]
Operations ($):
Investment income—net	9,144,299	5,278,272
Net realized gain (loss) on investments	248,811	12,967
Net unrealized appreciation
(depreciation) on investments	8,334,983	789,671
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,728,093	6,080,910
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(177,513)	—
Class B Shares	(8,555)	(12,225)
Class D Shares	(8,637,638)	(5,212,329)
Class I Shares	(221,564)	(222)
Net realized gain on investments:
Class B Shares	—	(208)
Class D Shares	—	(67,483)
Total Dividends	(9,045,270)	(5,292,467)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	35,522,206	—
Class B Shares	355,646	299,655
Class D Shares	466,720,315	114,885,047
Class I Shares	34,411,852	110,000
Dividends reinvested:
Class A Shares	122,116	—
Class B Shares	7,110	7,959
Class D Shares	7,557,125	4,484,239
Class I Shares	722	—
Cost of shares redeemed:
Class A Shares	(2,364,916)	—
Class B Shares	(623,213)	(78,672)
Class D Shares	(174,188,594)	(39,437,100)
Class I Shares	(7,734,486)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	359,785,883	80,271,128
Total Increase (Decrease) in Net Assets	368,468,706	81,059,571
Net Assets ($):
Beginning of Period	218,487,281	137,427,710
End of Period	586,955,987	218,487,281

	Year Ended March 31,
	2010[a]	2009[b]
Capital Share Transactions:
Class A
Shares sold	2,710,695	—
Shares issued for dividends reinvested	9,309	—
Shares redeemed	(180,099)	—
Net Increase (Decrease) in Shares Outstanding	2,539,905	—
Class Bc
Shares sold	27,571	23,715
Shares issued for dividends reinvested	548	627
Shares redeemed	(47,858)	(6,217)
Net Increase (Decrease) in Shares Outstanding	(19,739)	18,125
Class Dc
Shares sold	35,936,013	9,050,849
Shares issued for dividends reinvested	580,268	353,467
Shares redeemed	(13,366,762)	(3,111,614)
Net Increase (Decrease) in Shares Outstanding	23,149,519	6,292,702
Class I
Shares sold	2,634,469	8,647
Shares issued for dividends reinvested	55	—
Shares redeemed	(586,977)	—
Net Increase (Decrease) in Shares Outstanding	2,047,547	8,647

a	From August 3, 2009 (commencement of initial offering) to March 31, 2010 for Class A shares.
b	From December 15, 2008 (commencement of initial offering) to March 31, 2009 for Class I shares.
c	During the period ended March 31, 2010, 26,267 Class B shares representing $342,251 were automatically converted to 26,267 Class D shares and during the period ended March 31, 2009, 3,271 Class B shares representing $41,472 were automatically converted to 3,273 Class D shares.
See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Year Ended
Class A Shares	March 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.94
Investment Operations:
Investment income—net[b]	.14
Net realized and unrealized
gain (loss) on investments	.17
Total from Investment Operations	.31
Distributions:
Dividends from investment income—net	(.16)
Net asset value, end of period	13.09
Total Return (%)[c,d]	2.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.86
Ratio of net expenses to average net assets[e]	.85
Ratio of net investment income
to average net assets[e]	1.81
Portfolio Turnover Rate	10.06
Net Assets, end of period ($ x 1,000)	33,246

a	From August 3, 2009 (commencement of initial offering) to March 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

		Year Ended March 31,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	12.75	12.71	12.63	12.57	12.65
Investment Operations:
Investment income—net[a]	.17	.31	.27	.25	.19
Net realized and unrealized
gain (loss) on investments	.33	.05	.09	.05	(.08)
Total from Investment Operations	.50	.36	.36	.30	.11
Distributions:
Dividends from investment income—net	(.16)	(.31)	(.28)	(.24)	(.19)
Dividends from net realized
gain on investments	—	(.01)	—	—	—
Total Distributions	(.16)	(.32)	(.28)	(.24)	(.19)
Net asset value, end of period	13.09	12.75	12.71	12.63	12.57
Total Return (%)[b]	3.95	2.85	2.87	2.39	.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.77	1.76	1.79	1.72	1.70
Ratio of net expenses
to average net assets	1.77[c]	1.76[c]	1.78	1.72	1.70
Ratio of net investment income
to average net assets	1.30	2.49	2.23	1.94	1.50
Portfolio Turnover Rate	10.06	36.97	62.90	48.46	45.00
Net Assets, end of period ($ x 1,000)	421	662	429	839	1,021

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Class D Shares	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	12.75	12.71	12.63	12.57	12.66
Investment Operations:
Investment income—net[b]	.28	.43	.41	.36	.31
Net realized and unrealized
gain (loss) on investments	.35	.05	.08	.06	(.09)
Total from Investment Operations	.63	.48	.49	.42	.22
Distributions:
Dividends from investment income—net	(.29)	(.43)	(.41)	(.36)	(.31)
Dividends from net realized
gain on investments	—	(.01)	—	—	—
Total Distributions	(.29)	(.44)	(.41)	(.36)	(.31)
Net asset value, end of period	13.09	12.75	12.71	12.63	12.57
Total Return (%)	4.98	3.85	3.90	3.37	1.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.77	.77	.76	.76
Ratio of net expenses
to average net assets	.72[c]	.77[c]	.77[c]	.76	.76
Ratio of net investment income
to average net assets	2.17	3.45	3.23	2.89	2.44
Portfolio Turnover Rate	10.06	36.97	62.90	48.86	45.00
Net Assets, end of period ($ x 1,000)	526,370	217,715	136,999	146,509	192,828

a	On January 26, 2006, the fund’s Board of Trustees approved, effective as of the close of business on March 24, 2006 reclassifying all of the fund’s Class A and Class P shares as Class D shares of the fund.
b	Based on average shares outstanding at each month end.
c	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

	Year Ended March 31,
Class I Shares	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.76	12.54
Investment Operations:
Investment income—net[b]	.28	.08
Net realized and unrealized
gain (loss) on investments	.36	.27
Total from Investment Operations	.64	.35
Distributions:
Dividends from investment income—net	(.31)	(.13)
Net asset value, end of period	13.09	12.76
Total Return (%)	5.03	2.83[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.82[e]
Ratio of net expenses to average net assets	.59[d]	.65[e]
Ratio of net investment income to average net assets	2.07	3.51[e]
Portfolio Turnover Rate	10.06	36.97
Net Assets, end of period ($ x 1,000)	26,920	110

a	From December 15, 2008 (commencement of initial offering) to March 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
e	Annualized.
See notes to financial statements.

The Fund 37

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

action between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	597,071,011	—	597,071,011

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $156,753, accumulated capital losses $6,873,446 and unrealized appreciation $10,156,030.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $5,134,310 of the carryover expires in fiscal 2011, $44,004 expires in fiscal 2012, $278,375 expires in fiscal 2014, $958,575 expires in fiscal 2015 and $458,182 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2010 and March 31, 2009 were as follows: tax exempt income $9,019,104 and $5,206,309 and ordinary income $26,166 and $86,158, respectively.

During the period ended March 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $99,029, increased accumulated net realized gain (loss) on investments by $67,294 and increased paid-in capital by $31,735. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on March 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses allocated to Class D, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class D, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended March 31, 2010, there was no expense reimbursement for Class D shares pursuant to the Agreement.

The Manager had undertaken from April 1, 2009 through March 31, 2010 to reduce the expenses paid by Class I shares, to the extent that Class I shares aggregate annual expenses, exclusive of certain expenses as described above, do not exceed an annual rate of .65% of the value of the average daily net assets of Class I shares. The reduction in expenses for Class I shares, pursuant to the undertaking, amounted to $83 during the period ended March 31, 2010.

The Manager had undertaken from August 3, 2009 through March 31, 2010 to reduce the expenses paid by Class A shares, to the extent that Class A shares aggregate annual expenses,exclusive of shareholder services plan fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses do not exceed an annual rate of .65% of the value of the average daily net assets of Class A shares.The reduction in expenses for Class A shares, pursuant to the undertaking, amounted to $266 during the period August 3, 2009 through March 31, 2010.

During the period ended March 31, 2010, the Distributor retained $14,976 from commissions earned on sales of the fund’s Class A shares, and $159 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B shares and .10% of the value of the average daily net assets of Class D shares. During the period ended March 31, 2010, Class B and Class D shares were charged $4,976 and $401,986, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class B shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2010, Class A and Class B shares were charged $25,311 and $1,658, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2010, the fund was charged $59,960 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2010, the fund was charged $6,503 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits which amounted to $335.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2010, the fund was charged $62,018 pursuant to the custody agreement.

During the period ended March 31, 2010, the fund was charged $5,340 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $249,524, Rule 12b-1 distribution plan fees $45,087, shareholder ser-

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

vices plan fees $6,677, custodian fees $14,418, chief compliance officer fees $2,742 and transfer agency per account fees $12,356.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2010, amounted to $407,887,317 and $38,296,845, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

At March 31, 2010, the cost of investments for federal income tax purposes was $586,914,981; accordingly, accumulated net unrealized appreciation on investments was $10,156,030, consisting of $11,104,362 gross unrealized appreciation and $948,332 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Short-Intermediate Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Short-Intermediate Municipal Bond Fund (formerly, Dreyfus Premier Short-Intermediate Municipal Bond Fund) (the sole series comprising Dreyfus Premier Short-Intermediate Municipal Bond Fund), as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Short-Intermediate Municipal Bond Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 21, 2010

The Fund 47

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended March 31, 2010 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $26,166 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2010 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2010 calendar year on Form 1099-INT, both of which will be mailed in early 2011.

PROXY RESULTS (Unaudited)

Dreyfus Short-Intermediate Municipal Bond Fund held a special meeting of shareholders on October 9, 2009.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Clifford L. Alexander, Jr.	18,695,041		326,742
Joseph S. DiMartino	18,695,753		326,030
Nathan Leventhal	18,716,457		305,326
Benaree Pratt Wiley	18,633,525		388,258

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

The Fund 51

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

The Fund 53

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,444 in 2009 and $32,444 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,276 in 2009 and $5,382 in 2010.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

These services consisted of one or more of the following:  (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investmente Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Board or other regulatory or standard-setting bodies.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,373 in 2009 and $3,417 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $50 in 2009 and $0 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $17,417,147 in 2009 and $26,201,339 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)